Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amount due from related parties
Total		¥ 1,052	$ 157	¥ 1,059
Lavacano Holdings Limited [Member]
Amount due from related parties
Total				7
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Amount due from related parties
Total	[1]	¥ 1,052	$ 157	¥ 1,052

[1]	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022.